Operating Leases (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Total term of lease facility	30 years
Initial term of lease facilities	15 years
Number of additional extensions on lease facility	3
Operating Leases (Textual) [Abstract]
Extended period of lease under option	5 years
Future, non-cancelable sublease payments	$ 2.4
Total rent expense under all operating leases	$ 58.9	$ 59.7	$ 50.4